EQUITY (Details Narrative) - USD ($)						12 Months Ended
	Nov. 03, 2023	May 01, 2023	Apr. 24, 2023	Apr. 20, 2023	Mar. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Ordinary shares					1,400,000	15,093,847	12,000,000
Common Stock, Value, Outstanding						$ 8,350,002	$ 2
Ordinary stock, price per share					$ 0.25
Gross proceeds					$ 350,000
Initial public offering gross proceeds						$ 8,350,000
Cashless exercise of warrant shares		96,331
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures and Expirations	2,484
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock				1,600,000
Sale of stock, price per share				$ 5.00
Initial public offering gross proceeds			$ 8,000,000